UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-10067
Investment Company Act File Number

Eaton Vance Variable Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 95.1%(1)

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
Aerospace and Defense — 1.9%
	AWAS Capital, Inc.
$4,035	Term Loan, 2.06%, Maturing March 22, 2013	$3,682,256
	Colt Defense, LLC
987	Term Loan, 3.49%, Maturing July 9, 2014	910,867
	DAE Aviation Holdings, Inc.
775	Term Loan, 4.24%, Maturing July 31, 2014	697,696
792	Term Loan, 4.24%, Maturing July 31, 2014	712,583
	Evergreen International Aviation
2,370	Term Loan, 11.50%, Maturing October 31, 2011	1,848,268
	Hawker Beechcraft Acquisition
3,443	Term Loan, 2.26%, Maturing March 26, 2014	2,645,953
204	Term Loan, 2.28%, Maturing March 26, 2014	156,565
	Hexcel Corp.
469	Term Loan, 6.50%, Maturing May 21, 2014	471,094
	PGS Solutions, Inc.
1,827	Term Loan, 2.65%, Maturing February 14, 2013	1,726,836
	TransDigm, Inc.
4,425	Term Loan, 2.29%, Maturing June 23, 2013	4,292,250
	Vought Aircraft Industries, Inc.
1,234	Term Loan, 7.50%, Maturing December 17, 2011	1,237,602
648	Term Loan, 7.50%, Maturing December 22, 2011	644,244
	Wesco Aircraft Hardware Corp.
2,886	Term Loan, 2.50%, Maturing September 29, 2013	2,701,842

		$21,728,056

Air Transport — 0.4%
	Delta Air Lines, Inc.
$3,990	Term Loan, 2.18%, Maturing April 30, 2012	$3,474,536
750	Term Loan, Maturing September 30, 2013(2)	752,657
684	Term Loan - Second Lien, 3.50%, Maturing April 30, 2014	573,629

		$4,800,822

Automotive — 3.3%
	Accuride Corp.
$4,098	Term Loan, 10.00%, Maturing January 31, 2012	$3,985,556
	Adesa, Inc.
3,254	Term Loan, 2.50%, Maturing October 18, 2013	3,132,154
	Allison Transmission, Inc.
1,943	Term Loan, 3.00%, Maturing September 30, 2014	1,703,234
	Dayco Products, LLC
511	DIP Loan, 7.25%, Maturing May 4, 2010	512,468
496	DIP Loan, 8.50%, Maturing May 4, 2010	502,271
1,409	Term Loan, 0.00%, Maturing June 21, 2011(3)	662,417
	Dollar Thrifty Automotive Group, Inc.
380	Term Loan, 2.75%, Maturing June 15, 2014	314,985
	Federal-Mogul Corp.
5,536	Term Loan, 2.20%, Maturing December 27, 2014	4,253,824
2,603	Term Loan, 2.19%, Maturing December 27, 2015	1,999,804

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Ford Motor Co.
$2,419	Term Loan, 3.49%, Maturing December 15, 2013	$2,157,151
	Goodyear Tire & Rubber Co.
10,425	Term Loan - Second Lien, 2.00%, Maturing April 30, 2010	9,769,716
	Keystone Automotive Operations, Inc.
948	Term Loan, 3.77%, Maturing January 12, 2012	569,035
	LKQ Corp.
649	Term Loan, 2.25%, Maturing October 12, 2014	637,685
	Tenneco Automotive, Inc.
525	Term Loan, 5.76%, Maturing March 17, 2014	496,125
	TriMas Corp.
188	Term Loan, 2.52%, Maturing August 2, 2011	168,047
1,281	Term Loan, 2.64%, Maturing August 2, 2013	1,147,658
	TRW Automotive, Inc.
3,586	Term Loan, 6.25%, Maturing February 2, 2014	3,592,854
	United Components, Inc.
964	Term Loan, 2.72%, Maturing June 30, 2010	893,658

		$36,498,642

Beverage and Tobacco — 0.3%
	Constellation Brands, Inc.
$529	Term Loan, 1.81%, Maturing June 5, 2013	$518,555
	Culligan International Co.
1,779	Term Loan, 2.50%, Maturing November 24, 2014	1,365,670
	Southern Wine & Spirits of America, Inc.
997	Term Loan, 5.50%, Maturing May 31, 2012	976,194
	Van Houtte, Inc.
117	Term Loan, 2.78%, Maturing July 11, 2014	112,361
861	Term Loan, 2.78%, Maturing July 11, 2014	823,979

		$3,796,759

Brokers, Dealers and Investment Houses — 0.1%
	AmeriTrade Holding Corp.
$729	Term Loan, 1.74%, Maturing December 31, 2012	$716,534

		$716,534

Building and Development — 1.7%
	AIMCO Properties, L.P.
$796	Term Loan, 1.74%, Maturing March 23, 2011	$762,409
	Beacon Sales Acquisition, Inc.
1,607	Term Loan, 2.56%, Maturing September 30, 2013	1,524,770
	Brickman Group Holdings, Inc.
1,649	Term Loan, 2.28%, Maturing January 23, 2014	1,551,868
	Building Materials Corp. of America
780	Term Loan, 3.00%, Maturing February 22, 2014	715,205
	Capital Automotive (REIT)
326	Term Loan, 2.02%, Maturing December 16, 2010	282,858
	Contech Construction Products
758	Term Loan, 2.25%, Maturing January 13, 2013	669,655
	Epco/Fantome, LLC
220	Term Loan, 2.87%, Maturing November 23, 2010	168,300
	LNR Property Corp.
1,775	Term Loan, 3.76%, Maturing July 3, 2011	1,307,178
	Mueller Water Products, Inc.
2,345	Term Loan, 5.97%, Maturing May 24, 2014	2,290,745

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	NCI Building Systems, Inc.
$187	Term Loan, 3.84%, Maturing June 18, 2010	$174,110
	Panolam Industries Holdings, Inc.
1,687	Term Loan, 5.00%, Maturing September 30, 2012	1,379,015
	Re/Max International, Inc.
5,442	Term Loan, 3.89%, Maturing December 17, 2012	5,333,366
	Realogy Corp.
540	Term Loan, 3.25%, Maturing September 1, 2014	461,825
2,008	Term Loan, 3.25%, Maturing September 1, 2014	1,715,349
	South Edge, LLC
1,750	Term Loan, 0.00%, Maturing October 31, 2009(3)	538,125
	Standard Pacific Corp.
450	Term Loan, 2.19%, Maturing May 5, 2013	375,750

		$19,250,528

Business Equipment and Services — 8.6%
	Activant Solutions, Inc.
$911	Term Loan, 2.48%, Maturing May 1, 2013	$846,877
1,353	Term Loan, 2.75%, Maturing May 1, 2013	1,258,390
	Acxiom Corp.
1,144	Term Loan, 2.32%, Maturing September 15, 2012	1,120,875
	Affiliated Computer Services
3,850	Term Loan, 2.25%, Maturing March 20, 2013	3,838,737
2,646	Term Loan, 2.25%, Maturing March 20, 2013	2,638,656
	Affinion Group, Inc.
8,175	Term Loan, 2.75%, Maturing October 17, 2012	7,868,329
	Allied Barton Security Service
892	Term Loan, 6.75%, Maturing February 21, 2015	901,713
	Education Management, LLC
4,195	Term Loan, 2.06%, Maturing June 1, 2013	4,001,818
	Euronet Worldwide, Inc.
867	Term Loan, 2.27%, Maturing April 4, 2012	813,583
	Info USA, Inc.
408	Term Loan, 2.29%, Maturing February 14, 2012	392,894
	Information Resources, Inc.
682	Term Loan, 2.14%, Maturing May 7, 2014	644,630
	Intergraph Corp.
1,675	Term Loan, 2.37%, Maturing May 29, 2014	1,616,125
1,000	Term Loan - Second Lien, 6.29%, Maturing November 29, 2014	957,500
	iPayment, Inc.
2,436	Term Loan, 2.27%, Maturing May 10, 2013	2,054,318
	Kronos, Inc.
3,482	Term Loan, 2.28%, Maturing June 11, 2014	3,279,598
	Language Line, Inc.
2,164	Term Loan, 3.50%, Maturing June 11, 2011	2,145,049
	Mitchell International, Inc.
2,206	Term Loan, 2.31%, Maturing March 28, 2014	1,963,694
	N.E.W. Holdings I, LLC
2,118	Term Loan, 2.75%, Maturing May 22, 2014	1,991,203
	Protection One, Inc.
2,990	Term Loan, 2.50%, Maturing March 31, 2012	2,869,959
	Quintiles Transnational Corp.
4,838	Term Loan, 2.28%, Maturing March 31, 2013	4,601,795
	RiskMetrics Group Holdings, LLC
1,494	Term Loan, 2.28%, Maturing January 11, 2014	1,463,995

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Sabre, Inc.
$5,191	Term Loan, 2.64%, Maturing September 30, 2014	$4,589,219
	Safenet, Inc.
733	Term Loan, 2.74%, Maturing April 12, 2014	688,221
	Serena Software, Inc.
3,369	Term Loan, 2.32%, Maturing March 10, 2013	3,133,398
	Sitel (Client Logic)
956	Term Loan, 5.95%, Maturing January 29, 2014	803,203
	Solera Holdings, LLC
1,455	Term Loan, 2.06%, Maturing May 15, 2014	1,408,737
	SunGard Data Systems, Inc.
403	Term Loan, 2.00%, Maturing February 11, 2013	380,047
670	Term Loan, 6.75%, Maturing February 28, 2014	675,590
12,357	Term Loan, 4.08%, Maturing February 28, 2016	12,040,332
	Ticketmaster
4,525	Term Loan, 3.55%, Maturing July 22, 2014	4,434,500
	Transaction Network Services, Inc.
332	Term Loan, 9.50%, Maturing May 4, 2012	337,369
	Travelport, LLC
3,436	Term Loan, 2.75%, Maturing August 23, 2013	3,213,891
3,033	Term Loan, 2.76%, Maturing August 23, 2013	2,830,599
609	Term Loan, 2.78%, Maturing August 23, 2013	567,961
998	Term Loan, 10.50%, Maturing August 23, 2013	1,017,450
	URS Corp.
312	Term Loan, 2.68%, Maturing May 15, 2013	311,158
	Valassis Communications, Inc.
1,425	Term Loan, 2.04%, Maturing March 2, 2014	1,378,973
	VWR International, Inc.
5,162	Term Loan, 2.75%, Maturing June 28, 2013	4,813,623
	West Corp.
3,012	Term Loan, 2.62%, Maturing October 24, 2013	2,853,282
4,375	Term Loan, 4.12%, Maturing July 15, 2016	4,227,335

		$96,974,626

Cable and Satellite Television — 6.2%
	Atlantic Broadband Finance, LLC
$348	Term Loan, 6.75%, Maturing June 8, 2013	$351,024
13	Term Loan, 2.54%, Maturing September 1, 2013	12,860
	Bresnan Broadband Holdings, LLC
3,691	Term Loan, 2.43%, Maturing March 29, 2014	3,564,648
1,297	Term Loan, 2.49%, Maturing March 29, 2014	1,252,444
	Cequel Communications, LLC
10,862	Term Loan, 2.25%, Maturing November 5, 2013	10,270,302
1,000	Term Loan - Second Lien, 4.79%, Maturing May 5, 2014	941,667
	Charter Communications Operating, Inc.
11,305	Term Loan, 6.25%, Maturing April 28, 2013	10,827,265
990	Term Loan, 9.25%, Maturing March 6, 2014	1,002,597
	CSC Holdings, Inc.
4,692	Term Loan, 2.05%, Maturing March 29, 2013	4,513,517
	CW Media Holdings, Inc.
1,437	Term Loan, 3.53%, Maturing February 15, 2015	1,266,411
	DirectTV Holdings, LLC
1,775	Term Loan, 1.75%, Maturing April 13, 2013	1,747,535
988	Term Loan, 5.25%, Maturing April 13, 2013	990,197

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Foxco Acquisition Sub., LLC
$1,854	Term Loan, 7.25%, Maturing July 2, 2015	$1,626,715
	Insight Midwest Holdings, LLC
4,713	Term Loan, 2.26%, Maturing April 6, 2014	4,502,120
	MCC Iowa, LLC
419	Term Loan, 1.75%, Maturing March 31, 2010	415,153
1,225	Term Loan, 2.00%, Maturing January 31, 2015	1,143,751
1,965	Term Loan, 2.00%, Maturing January 31, 2015	1,833,681
1,481	Term Loan, 6.50%, Maturing January 3, 2016	1,493,749
	Mediacom Illinois, LLC
6,173	Term Loan, 1.75%, Maturing January 31, 2015	5,722,724
2,000	Term Loan, 5.50%, Maturing March 31, 2017	2,008,126
	UPC Broadband Holding B.V.
5,510	Term Loan, 2.01%, Maturing December 31, 2014	5,179,820
8,100	Term Loan, 3.76%, Maturing December 31, 2016	7,824,432
	Virgin Media Investment Holdings Ltd.
1,490	Term Loan, 4.00%, Maturing March 30, 2012	1,482,582

		$69,973,320

Chemicals and Plastics — 5.6%
	Ashland, Inc.
$836	Term Loan, 7.65%, Maturing November 20, 2014	$855,941
	AZ Chem US, Inc.
922	Term Loan, 2.49%, Maturing February 28, 2013	873,709
	Brenntag Holding GmbH and Co. KG
4,877	Term Loan, 2.25%, Maturing December 23, 2013	4,669,779
441	Term Loan, 2.29%, Maturing December 23, 2013	422,611
1,000	Term Loan - Second Lien, 4.25%, Maturing December 23, 2015	900,000
	Celanese Holdings, LLC
1,611	Term Loan, 2.01%, Maturing April 2, 2014	1,536,287
7,484	Term Loan, 2.35%, Maturing April 2, 2014	7,108,710
	Cognis GmbH
975	Term Loan, 2.30%, Maturing September 15, 2013	867,750
	Columbian Chemicals Acquisition
2,286	Term Loan, 6.31%, Maturing March 16, 2013	1,951,630
	Georgia Gulf Corp.
2,073	Term Loan, 9.02%, Maturing October 3, 2013	2,054,626
	Hexion Specialty Chemicals, Inc.
489	Term Loan, 2.56%, Maturing May 5, 2012	386,112
490	Term Loan, 2.56%, Maturing May 5, 2013	410,146
1,661	Term Loan, 2.75%, Maturing May 5, 2013	1,367,498
2,259	Term Loan, 2.88%, Maturing May 5, 2013	1,892,963
	Huish Detergents, Inc.
587	Term Loan, 2.00%, Maturing April 26, 2014	564,018
1,000	Term Loan - Second Lien, 4.51%, Maturing November 7, 2014	951,250
	Huntsman International, LLC
7,461	Term Loan, 2.00%, Maturing August 16, 2012	6,909,968
1,500	Term Loan, 2.50%, Maturing June 30, 2016	1,396,407
	INEOS Group
5,501	Term Loan, 9.50%, Maturing December 14, 2013	4,657,373
5,501	Term Loan, 10.00%, Maturing December 14, 2014	4,657,373
	ISP Chemco, Inc.
2,737	Term Loan, 2.01%, Maturing June 4, 2014	2,589,886
	Kranton Polymers, LLC
2,691	Term Loan, 2.63%, Maturing May 12, 2013	2,411,452

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	MacDermid, Inc.
$2,067	Term Loan, 2.25%, Maturing April 12, 2014	$1,750,203
	Millenium Inorganic Chemicals
781	Term Loan, 2.53%, Maturing April 30, 2014	626,707
	Momentive Performance Material
2,114	Term Loan, 2.50%, Maturing December 4, 2013	1,839,016
	MSCI, Inc.
983	Term Loan, 2.87%, Maturing November 5, 2014	967,762
	Nalco Co.
723	Term Loan, 6.50%, Maturing May 6, 2016	738,103
	Rockwood Specialties Group, Inc.
2,985	Term Loan, 4.50%, Maturing December 10, 2012	3,026,044
3,943	Term Loan, 6.00%, Maturing May 15, 2014	3,991,309

		$62,374,633

Clothing/Textiles — 0.2%
	Hanesbrands, Inc.
$940	Term Loan, 5.25%, Maturing September 5, 2013	$945,212
	The William Carter Co.
1,028	Term Loan, 1.78%, Maturing July 14, 2012	1,009,922

		$1,955,134

Conglomerates — 3.2%
	Amsted Industries, Inc.
$2,853	Term Loan, 2.48%, Maturing October 15, 2010	$2,686,652
459	Term Loan, 2.40%, Maturing April 5, 2013	432,585
	Doncasters (Dunde HoldCo 4 Ltd.)
676	Term Loan, 2.75%, Maturing July 13, 2015	539,481
676	Term Loan, 3.25%, Maturing July 13, 2015	539,481
	GenTek, Inc.
678	Term Loan, 2.45%, Maturing February 28, 2011	670,744
	Jarden Corp.
67	Term Loan, 2.03%, Maturing January 24, 2012	64,879
2,434	Term Loan, 2.03%, Maturing January 24, 2012	2,372,744
2,458	Term Loan, 2.78%, Maturing January 24, 2012	2,430,854
	Johnson Diversey, Inc.
225	Term Loan, 2.48%, Maturing December 16, 2010	220,098
1,967	Term Loan, 2.48%, Maturing December 16, 2011	1,927,840
	Manitowoc Company, Inc. (The)
6,616	Term Loan, 7.50%, Maturing August 21, 2014	6,343,383
	Polymer Group, Inc.
688	Term Loan, Maturing November 22, 2012(2)	682,359
1,213	Term Loan, 7.00%, Maturing November 22, 2014	1,216,314
	RBS Global, Inc.
3,281	Term Loan, 2.50%, Maturing July 19, 2013	3,149,622
5,705	Term Loan, 2.93%, Maturing July 19, 2013	5,512,377
	RGIS Holdings, LLC
112	Term Loan, 2.75%, Maturing April 30, 2014	99,791
2,236	Term Loan, 2.88%, Maturing April 30, 2014	1,995,816
	US Investigations Services, Inc.
3,262	Term Loan, 3.29%, Maturing February 21, 2015	3,054,911
	Vertrue, Inc.
2,515	Term Loan, 3.29%, Maturing August 16, 2014	2,037,436

		$35,977,367

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
Containers and Glass Products — 2.3%
	Berry Plastics Corp.
$3,660	Term Loan, 2.30%, Maturing April 3, 2015	$3,246,657
	Consolidated Container Co.
731	Term Loan, 2.50%, Maturing March 28, 2014	673,664
	Crown Americas, Inc.
485	Term Loan, 1.99%, Maturing November 15, 2012	478,533
	Graham Packaging Holdings Co.
659	Term Loan, 2.55%, Maturing October 7, 2011	646,038
7,594	Term Loan, 6.75%, Maturing April 5, 2014	7,612,271
	Graphic Packaging International, Inc.
5,965	Term Loan, 2.53%, Maturing May 16, 2014	5,757,741
493	Term Loan, 3.27%, Maturing May 16, 2014	479,880
	JSG Acquisitions
195	Term Loan, 3.92%, Maturing December 31, 2013	189,028
195	Term Loan, 4.17%, Maturing December 13, 2014	189,028
	Kranson Industries, Inc.
292	Term Loan, 2.50%, Maturing July 31, 2013	276,217
	Owens-Brockway Glass Container
407	Term Loan, 1.75%, Maturing June 14, 2013	399,206
	Pregis Corp.
2,227	Term Loan, 2.50%, Maturing October 12, 2011	1,948,600
	Smurfit-Stone Container Corp.
539	DIP Loan, 10.00%, Maturing August 6, 2010	539,435
1,213	Revolving Loan, 2.84%, Maturing July 28, 2010	1,176,226
402	Revolving Loan, 3.06%, Maturing July 28, 2010	390,053
158	Term Loan, 2.57%, Maturing November 1, 2011	152,295
277	Term Loan, 2.57%, Maturing November 1, 2011	267,246
522	Term Loan, 2.57%, Maturing November 1, 2011	503,715
243	Term Loan, 4.50%, Maturing November 1, 2011	234,833
	Tegrant Holding Corp.
975	Term Loan, 3.54%, Maturing March 8, 2013	799,500

		$25,960,166

Cosmetics/Toiletries — 0.3%
	American Safety Razor Co.
$2,150	Term Loan, 2.71%, Maturing July 31, 2013	$2,047,568
	Bausch & Lomb, Inc.
246	Term Loan, 3.52%, Maturing April 30, 2015	235,958
1,015	Term Loan, 3.53%, Maturing April 30, 2015	971,653
	Prestige Brands, Inc.
179	Term Loan, 2.57%, Maturing April 7, 2011	176,749

		$3,431,928

Drugs — 0.3%
	Chattem, Inc.
$617	Term Loan, 2.19%, Maturing January 2, 2013	$606,476
	Graceway Pharmaceuticals, LLC
3,195	Term Loan, 3.00%, Maturing May 3, 2012	2,560,983
	Pharmaceutical Holdings Corp.
176	Term Loan, 3.50%, Maturing January 30, 2012	165,836
	Royal Pharma Finance Trust
484	Term Loan, 2.53%, Maturing April 16, 2013	475,200

		$3,808,495

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
Ecological Services and Equipment — 0.6%
	Big Dumpster Merger Sub, Inc.
$1,001	Term Loan, 2.50%, Maturing February 5, 2013	$590,873
	IESI Corp.
2,000	Term Loan, 1.99%, Maturing January 20, 2012	1,900,000
	Sensus Metering Systems, Inc.
3,156	Term Loan, 7.00%, Maturing June 3, 2013	3,167,594
	Synagro Technologies, Inc.
733	Term Loan, 2.24%, Maturing June 21, 2012	595,664
	Wastequip, Inc.
422	Term Loan, 2.50%, Maturing February 5, 2013	248,789

		$6,502,920

Electronics/Electrical — 2.8%
	Aspect Software, Inc.
$835	Term Loan, 3.31%, Maturing July 11, 2011	$763,046
	Baldor Electric Co.
730	Term Loan, 5.25%, Maturing January 31, 2014	730,303
	Fairchild Semiconductor Corp.
556	Term Loan, 1.75%, Maturing June 26, 2013	515,868
	Freescale Semiconductor, Inc.
6,223	Term Loan, 2.01%, Maturing December 1, 2013	5,014,028
	Infor Enterprise Solutions Holdings
2,454	Term Loan, 3.00%, Maturing July 28, 2012	2,208,217
749	Term Loan, 4.00%, Maturing July 28, 2012	686,935
1,435	Term Loan, 4.00%, Maturing July 28, 2012	1,316,624
	Network Solutions, LLC
782	Term Loan, 2.78%, Maturing March 7, 2014	695,725
	Open Solutions, Inc.
4,115	Term Loan, 2.63%, Maturing January 23, 2014	3,393,136
	Sensata Technologies Finance Co.
5,315	Term Loan, 2.25%, Maturing April 27, 2013	4,567,731
	Spectrum Brands, Inc.
218	Term Loan, 8.00%, Maturing March 30, 2013	208,716
4,250	Term Loan, 8.00%, Maturing March 30, 2013	4,063,765
	SS&C Technologies, Inc.
3,247	Term Loan, 2.28%, Maturing November 23, 2012	3,116,724
	VeriFone, Inc.
1,891	Term Loan, 3.00%, Maturing October 31, 2013	1,806,216
	Vertafore, Inc.
2,199	Term Loan, 5.50%, Maturing July 31, 2014	2,094,905

		$31,181,939

Equipment Leasing — 0.2%
	Hertz Corp.
$2,070	Term Loan, 2.00%, Maturing December 21, 2012	$1,955,653
380	Term Loan, 2.04%, Maturing December 21, 2012	358,973

		$2,314,626

Farming/Agriculture — 0.1%
	BF Bolthouse HoldCo, LLC
$1,233	Term Loan, 2.56%, Maturing December 16, 2012	$1,208,347
	Central Garden & Pet Co.
223	Term Loan, 1.75%, Maturing February 28, 2014	213,537

		$1,421,884

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
Financial Intermediaries — 1.8%
	Asset Acceptence Capital Corp.
$1,979	Term Loan, 2.54%, Maturing June 5, 2013	$1,910,088
	Citco III, Ltd.
3,953	Term Loan, 2.85%, Maturing June 30, 2014	3,389,924
	E.A. Viner International Co.
263	Term Loan, 4.79%, Maturing July 31, 2013	164,517
	Grosvenor Capital Management
1,597	Term Loan, 2.26%, Maturing December 5, 2013	1,445,056
	Lender Processing Services, Inc.
1,992	Term Loan, 2.75%, Maturing July 2, 2014	1,983,720
	LPL Holdings, Inc.
6,118	Term Loan, 2.01%, Maturing December 18, 2014	5,808,174
	Nuveen Investments, Inc.
5,040	Term Loan, 3.39%, Maturing November 2, 2014	4,377,493
	Oxford Acquisition III, Ltd.
1,797	Term Loan, 2.50%, Maturing May 24, 2014	1,320,695
	RJO Holdings Corp. (RJ O’Brien)
477	Term Loan, 3.25%, Maturing July 31, 2014	233,518

		$20,633,185

Food Products — 2.9%
	Acosta, Inc.
$5,789	Term Loan, 2.50%, Maturing July 28, 2013	$5,539,940
	Advance Food Company, Inc.
16	Term Loan, 2.00%, Maturing March 16, 2014	15,185
185	Term Loan, 2.00%, Maturing March 16, 2014	175,810
	Advantage Sales & Marketing, Inc.
4,865	Term Loan, 2.25%, Maturing March 29, 2013	4,653,911
	American Seafoods Group, LLC
288	Term Loan, 4.03%, Maturing September 30, 2011	262,343
1,176	Term Loan, 4.03%, Maturing September 30, 2012	1,124,619
	B&G Foods, Inc.
1,500	Term Loan, 2.35%, Maturing February 23, 2013	1,472,500
	Birds Eye Foods, Inc.
726	Term Loan, 2.04%, Maturing March 22, 2013	698,798
	Dean Foods Co.
4,410	Term Loan, 1.66%, Maturing April 2, 2014	4,154,906
	Dole Food Company, Inc.
251	Term Loan, 7.37%, Maturing April 12, 2013	255,036
351	Term Loan, 8.00%, Maturing April 12, 2013	356,230
1,259	Term Loan, 8.00%, Maturing April 12, 2013	1,276,879
	Michael Foods, Inc.
246	Term Loan, 6.50%, Maturing April 30, 2014	249,739
	Pinnacle Foods Finance, LLC
9,529	Term Loan, 3.01%, Maturing April 2, 2014	8,997,202
	Reddy Ice Group, Inc.
2,675	Term Loan, 1.99%, Maturing August 9, 2012	2,333,937
	Wrigley Company
1,058	Term Loan, 6.50%, Maturing October 6, 2014	1,076,451

		$32,643,486

Food Service — 2.2%
	AFC Enterprises, Inc.
$597	Term Loan, 7.00%, Maturing May 11, 2011	$601,140

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Aramark Corp.
$10,403	Term Loan, 2.16%, Maturing January 26, 2014	$9,721,813
659	Term Loan, 3.75%, Maturing January 26, 2014	615,442
	Buffets, Inc.
855	Term Loan, 18.00%, Maturing April 30, 2012	872,160
96	Term Loan, 7.53%, Maturing November 1, 2013(4)	69,751
471	Term Loan - Second Lien, 19.12%, Maturing November 1, 2013(4)	341,455
	CBRL Group, Inc.
1,469	Term Loan, 1.97%, Maturing April 27, 2013	1,424,615
	Denny’s, Inc.
123	Term Loan, 2.04%, Maturing March 31, 2012	118,400
356	Term Loan, 2.91%, Maturing March 31, 2012	341,287
	JRD Holdings, Inc.
4,460	Term Loan, 2.49%, Maturing June 26, 2014	4,312,414
	NPC International, Inc.
848	Term Loan, 2.13%, Maturing May 3, 2013	794,898
	OSI Restaurant Partners, LLC
333	Term Loan, 2.93%, Maturing May 9, 2013	284,447
3,843	Term Loan, 2.56%, Maturing May 9, 2014	3,282,735
	QCE Finance, LLC
1,462	Term Loan, 2.56%, Maturing May 5, 2013	1,093,677
	Sagittarius Restaurants, LLC
220	Term Loan, 9.75%, Maturing March 29, 2013	195,179
	Weight Watchers International, Inc.
973	Term Loan, 1.79%, Maturing January 26, 2014	941,502

		$25,010,915

Food/Drug Retailers — 2.9%
	General Nutrition Centers, Inc.
$10,370	Term Loan, 2.67%, Maturing September 16, 2013	$9,611,458
	Krispy Kreme Doughnut Corp.
245	Term Loan, 10.75%, Maturing February 16, 2014	235,943
	Pantry, Inc. (The)
571	Term Loan, 1.75%, Maturing May 15, 2014	537,856
1,983	Term Loan, 1.75%, Maturing May 15, 2014	1,868,163
	Rite Aid Corp.
6,559	Term Loan, 2.00%, Maturing June 1, 2014	5,756,845
3,906	Term Loan, 6.00%, Maturing June 4, 2014	3,727,871
2,000	Term Loan, 9.50%, Maturing June 4, 2014	2,088,334
	Rite Aid Funding II
1,000	Term Loan - Second Lien, 14.25%, Maturing September 14, 2010	1,020,000
	Roundy’s Supermarkets, Inc.
6,230	Term Loan, 3.00%, Maturing November 3, 2011	6,115,941
	Supervalu, Inc.
1,475	Term Loan, 1.50%, Maturing June 1, 2012	1,414,972

		$32,377,383

Forest Products — 1.5%
	Appleton Papers, Inc.
$1,860	Term Loan, 6.63%, Maturing June 5, 2014	$1,655,032
	Georgia-Pacific Corp.
10,774	Term Loan, 2.32%, Maturing December 20, 2012	10,397,058
1,905	Term Loan, 2.33%, Maturing December 20, 2012	1,838,511
2,155	Term Loan, 3.59%, Maturing December 23, 2014	2,150,763

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Xerium Technologies, Inc.
$1,658	Term Loan, 5.78%, Maturing May 18, 2012	$1,210,373

		$17,251,737

Healthcare — 11.1%
	1-800 Contacts, Inc.
$1,000	Term Loan, 6.20%, Maturing March 4, 2015	$995,000
	Accellent, Inc.
1,441	Term Loan, 2.87%, Maturing November 22, 2012	1,357,862
	American Medical Systems
394	Term Loan, 2.50%, Maturing July 20, 2012	382,023
	AMN Healthcare, Inc.
1,291	Term Loan, 2.03%, Maturing November 2, 2011	1,223,017
	AMR HoldCo, Inc.
1,280	Term Loan, 2.25%, Maturing February 10, 2012	1,233,225
	Biomet, Inc.
7,925	Term Loan, 3.28%, Maturing December 26, 2014	7,656,365
	Bright Horizons Family Solutions, Inc.
792	Term Loan, 6.25%, Maturing May 15, 2015	785,070
	Cardinal Health 409, Inc.
4,646	Term Loan, 2.50%, Maturing April 10, 2014	4,104,583
	Carestream Health, Inc.
4,537	Term Loan, 2.25%, Maturing April 30, 2013	4,264,523
	Community Health Systems, Inc.
775	Term Loan, 2.50%, Maturing July 25, 2014	729,391
15,180	Term Loan, 2.61%, Maturing July 25, 2014	14,295,492
	Concentra, Inc.
464	Term Loan, 2.54%, Maturing June 25, 2014	434,132
	ConMed Corp.
665	Term Loan, 1.75%, Maturing April 13, 2013	618,610
	CRC Health Corp.
759	Term Loan, 2.53%, Maturing February 6, 2013	665,861
1,673	Term Loan, 2.53%, Maturing February 6, 2013	1,468,282
	DaVita, Inc.
3,056	Term Loan, 1.81%, Maturing October 5, 2012	2,959,338
	DJO Finance, LLC
1,535	Term Loan, 3.26%, Maturing May 15, 2014	1,483,495
	Fresenius Medical Care Holdings
1,249	Term Loan, 1.67%, Maturing March 31, 2013	1,206,968
	Fresenius SE
174	Term Loan, 6.75%, Maturing September 30, 2014	176,042
323	Term Loan, 6.75%, Maturing September 30, 2014	326,783
	Hanger Orthopedic Group, Inc.
302	Term Loan, 2.25%, Maturing May 30, 2013	287,065
	HCA, Inc.
15,927	Term Loan, 2.53%, Maturing November 18, 2013	15,053,702
	Health Management Association, Inc.
11,306	Term Loan, 2.03%, Maturing February 28, 2014	10,646,141
	HealthSouth Corp.
3,618	Term Loan, 2.55%, Maturing March 10, 2013	3,491,144
1,000	Term Loan, 2.65%, Maturing March 10, 2013	910,000
	Ikaria Acquisition, Inc.
4,723	Term Loan, 2.64%, Maturing March 28, 2013	4,352,702
	IM U.S. Holdings, LLC
2,809	Term Loan, 2.27%, Maturing June 26, 2014	2,691,433

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Invacare Corp.
$300	Term Loan, 2.50%, Maturing February 12, 2013	$286,739
	inVentiv Health, Inc.
1,569	Term Loan, 2.04%, Maturing July 6, 2014	1,476,793
	Invitrogen Corp.
2,378	Term Loan, 5.25%, Maturing September 30, 2015	2,397,293
	LifePoint Hospitals, Inc.
1,421	Term Loan, 2.02%, Maturing April 15, 2012	1,386,039
	MultiPlan Merger Corp.
1,678	Term Loan, 2.75%, Maturing April 12, 2013	1,591,228
2,347	Term Loan, 2.75%, Maturing April 12, 2013	2,225,600
	Mylan, Inc.
7,860	Term Loan, 3.55%, Maturing October 2, 2014	7,671,938
	National Mentor Holdings, Inc.
3,059	Term Loan, 2.29%, Maturing June 29, 2013	2,755,446
193	Term Loan, 2.44%, Maturing June 29, 2013	174,065
	National Renal Institutes, Inc.
234	Term Loan, 5.31%, Maturing March 31, 2013(4)	185,698
	Physiotherapy Associates, Inc.
528	Term Loan, 7.50%, Maturing June 27, 2013	380,162
	Psychiatric Solutions, Inc.
986	Term Loan, 2.04%, Maturing May 31, 2014	954,549
	RadNet Management, Inc.
2,958	Term Loan, 4.51%, Maturing November 15, 2012	2,839,385
	ReAble Therapeutics Finance, LLC
3,671	Term Loan, 2.29%, Maturing November 16, 2013	3,537,676
	Renal Advantage, Inc.
722	Term Loan, 2.79%, Maturing October 5, 2012	688,036
	Select Medical Holdings Corp.
6,043	Term Loan, 4.16%, Maturing August 5, 2014	5,997,653
690	Term Loan, 4.17%, Maturing August 5, 2014	664,351
	Sunrise Medical Holdings, Inc.
443	Term Loan, 8.25%, Maturing May 13, 2010	268,001
	TZ Merger Sub., Inc. (TriZetto)
2,208	Term Loan, 7.50%, Maturing July 24, 2015	2,218,763
	Vanguard Health Holding Co., LLC
2,909	Term Loan, 2.50%, Maturing September 23, 2011	2,851,438
	Viant Holdings, Inc.
385	Term Loan, 2.54%, Maturing June 25, 2014	377,384

		$124,726,486

Home Furnishings — 1.5%
	Hunter Fan Co.
$261	Term Loan, 2.76%, Maturing April 16, 2014	$207,237
	Interline Brands, Inc.
655	Term Loan, 2.00%, Maturing June 23, 2013	600,672
2,089	Term Loan, 2.04%, Maturing June 23, 2013	1,916,224
	National Bedding Co., LLC
4,432	Term Loan, 2.26%, Maturing August 31, 2011	4,018,200
1,291	Term Loan - Second Lien, 5.25%, Maturing August 31, 2012	900,392
	Oreck Corp.
485	Term Loan, 0.00%, Maturing February 2, 2012(3)(5)	174,292

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Simmons Co.
$9,250	Term Loan, 10.50%, Maturing December 19, 2011	$9,134,589

		$16,951,606

Industrial Equipment — 2.2%
	Brand Energy and Infrastructure Services, Inc.
$1,990	Term Loan, 2.32%, Maturing February 7, 2014	$1,810,714
539	Term Loan, 3.68%, Maturing February 7, 2014	504,639
	Bucyrus International, Inc.
490	Term Loan, 1.87%, Maturing May 4, 2014	474,075
	CEVA Group PLC U.S.
734	Term Loan, 3.25%, Maturing January 4, 2014	616,730
1,733	Term Loan, 3.25%, Maturing January 4, 2014	1,456,408
485	Term Loan, 3.28%, Maturing January 4, 2014	398,373
	EPD Holdings (Goodyear Engineering Products)
252	Term Loan, 2.50%, Maturing July 13, 2014	192,837
1,756	Term Loan, 2.50%, Maturing July 13, 2014	1,344,630
	Flowserve Corp.
227	Term Loan, 1.81%, Maturing August 10, 2012	223,288
	Generac Acquisition Corp.
1,265	Term Loan, 2.76%, Maturing November 7, 2013	1,097,100
	Gleason Corp.
175	Term Loan, 2.17%, Maturing June 30, 2013	169,646
337	Term Loan, 2.17%, Maturing June 30, 2013	326,827
	Itron, Inc.
224	Term Loan, 4.00%, Maturing April 18, 2014	223,859
	Jason, Inc.
265	Term Loan, 5.03%, Maturing April 30, 2010	145,752
	John Maneely Co.
6,324	Term Loan, 3.61%, Maturing December 8, 2013	5,165,003
	Kinetek Acquisition Corp.
46	Term Loan, 3.60%, Maturing November 10, 2013	30,156
456	Term Loan, 3.60%, Maturing November 10, 2013	296,267
	LN Acquisitions Corp.
127	Term Loan, 2.83%, Maturing July 11, 2014	115,488
338	Term Loan, 2.98%, Maturing July 11, 2014	307,967
	Polypore, Inc.
7,592	Term Loan, 2.52%, Maturing July 3, 2014	7,127,419
	Sequa Corp.
1,990	Term Loan, 3.84%, Maturing November 30, 2014	1,733,649
	TFS Acquisition Corp.
1,201	Term Loan, 14.00%, Maturing August 11, 2013(4)	804,508

		$24,565,335

Insurance — 2.2%
	Alliant Holdings I, Inc.
$686	Term Loan, 3.28%, Maturing August 21, 2014	$645,698
	AmWINS Group, Inc.
489	Term Loan, 2.84%, Maturing June 8, 2013	375,116
	Applied Systems, Inc.
4,913	Term Loan, 2.75%, Maturing September 26, 2013	4,704,437
	CCC Information Services Group, Inc.
2,270	Term Loan, 2.50%, Maturing February 10, 2013	2,210,310
	Conseco, Inc.
4,390	Term Loan, 6.50%, Maturing October 10, 2013	3,468,020

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Crawford & Company
$863	Term Loan, 3.04%, Maturing October 31, 2013	$793,829
	Crump Group, Inc.
580	Term Loan, 3.25%, Maturing August 4, 2014	521,722
	Getty Images, Inc.
5,177	Term Loan, 6.25%, Maturing July 2, 2015	5,217,721
	Hub International Holdings, Inc.
646	Term Loan, 2.75%, Maturing June 13, 2014	587,477
2,872	Term Loan, 2.75%, Maturing June 13, 2014	2,613,968
	U.S.I. Holdings Corp.
3,869	Term Loan, 3.04%, Maturing May 4, 2014	3,520,595

		$24,658,893

Leisure Goods/Activities/Movies — 4.4%
	AMC Entertainment, Inc.
$5,553	Term Loan, 1.75%, Maturing January 26, 2013	$5,299,080
	AMF Bowling Worldwide, Inc.
487	Term Loan, 2.75%, Maturing June 8, 2013	411,753
	Bombardier Recreational Products
3,484	Term Loan, 3.00%, Maturing June 28, 2013	2,503,827
	Carmike Cinemas, Inc.
2,516	Term Loan, 3.54%, Maturing May 19, 2012	2,418,820
1,589	Term Loan, 4.24%, Maturing May 19, 2012	1,527,039
	Cedar Fair, L.P.
983	Term Loan, 2.25%, Maturing August 30, 2012	949,339
3,563	Term Loan, 4.25%, Maturing February 17, 2014	3,484,795
	Cinemark, Inc.
5,873	Term Loan, 2.08%, Maturing October 5, 2013	5,673,794
	Dave & Buster’s, Inc.
48	Term Loan, 2.74%, Maturing March 8, 2013	46,856
121	Term Loan, 2.74%, Maturing March 8, 2013	118,519
	Deluxe Entertainment Services
996	Term Loan, 2.51%, Maturing January 28, 2011	902,191
59	Term Loan, 2.53%, Maturing January 28, 2011	53,500
103	Term Loan, 2.53%, Maturing January 28, 2011	92,914
	DW Funding, LLC
464	Term Loan, 2.48%, Maturing April 30, 2011	405,646
	Easton-Bell Sports, Inc.
1,633	Term Loan, 2.26%, Maturing March 16, 2012	1,543,098
	Fender Musical Instruments Corp.
702	Term Loan, 2.52%, Maturing June 9, 2014	579,442
1,389	Term Loan, 2.54%, Maturing June 9, 2014	1,145,602
	Mega Blocks, Inc.
1,454	Term Loan, 9.75%, Maturing July 26, 2012	621,619
	Metro-Goldwyn-Mayer Holdings, Inc.
247	Term Loan, 0.00%, Maturing April 8, 2012(3)	140,976
2,941	Term Loan, 0.00%, Maturing April 8, 2012(3)	1,678,015
	National CineMedia, LLC
3,400	Term Loan, 2.05%, Maturing February 13, 2015	3,225,750
	Regal Cinemas Corp.
8,289	Term Loan, 4.03%, Maturing November 10, 2010	8,272,664
	Revolution Studios Distribution Co., LLC
549	Term Loan, 4.00%, Maturing December 21, 2014	499,627
	Six Flags Theme Parks, Inc.
2,063	Term Loan, 2.59%, Maturing April 30, 2015	2,024,048

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Universal City Development Partners, Ltd.
$2,416	Term Loan, 6.00%, Maturing June 9, 2011	$2,385,430
	Zuffa, LLC
3,453	Term Loan, 2.31%, Maturing June 20, 2016	3,154,175

		$49,158,519

Lodging and Casinos — 2.4%
	Ameristar Casinos, Inc.
$723	Term Loan, 3.76%, Maturing November 10, 2012	$720,370
	Green Valley Ranch Gaming, LLC
1,232	Term Loan, 2.45%, Maturing February 16, 2014	903,599
	Harrah’s Operating Co.
1,594	Term Loan, 3.50%, Maturing January 28, 2015	1,294,545
2,917	Term Loan, 3.50%, Maturing January 28, 2015	2,369,223
2,000	Term Loan, Maturing October 31, 2016(2)	1,981,072
	Herbst Gaming, Inc.
70	Term Loan, 0.00%, Maturing December 2, 2011(3)	39,400
1,666	Term Loan, 0.00%, Maturing December 2, 2011(3)	933,033
	Isle of Capri Casinos, Inc.
989	Term Loan, 2.00%, Maturing November 30, 2013	930,673
1,185	Term Loan, 2.00%, Maturing November 30, 2013	1,115,528
2,962	Term Loan, 2.03%, Maturing November 30, 2013	2,788,818
	LodgeNet Entertainment Corp.
3,037	Term Loan, 2.29%, Maturing April 4, 2014	2,703,270
	New World Gaming Partners, Ltd.
149	Term Loan, 3.10%, Maturing June 30, 2014	120,893
739	Term Loan, 3.10%, Maturing June 30, 2014	598,387
	Penn National Gaming, Inc.
3,906	Term Loan, 2.01%, Maturing October 3, 2012	3,795,006
	Venetian Casino Resort/Las Vegas Sands, Inc.
904	Term Loan, 2.04%, Maturing May 14, 2014	757,880
3,907	Term Loan, 2.04%, Maturing May 23, 2014	3,275,710
	VML US Finance, LLC
83	Term Loan, 5.79%, Maturing May 25, 2012	79,457
166	Term Loan, 5.79%, Maturing May 25, 2013	158,915
896	Term Loan, 5.79%, Maturing May 25, 2013	858,141
	Wimar OpCo, LLC
3,801	Term Loan, 0.00%, Maturing January 3, 2012(3)	1,182,913

		$26,606,833

Nonferrous Metals/Minerals — 1.3%
	Compass Minerals Group, Inc.
$1,988	Term Loan, 1.76%, Maturing December 22, 2012	$1,945,596
	Murray Energy Corp.
319	Term Loan, 3.25%, Maturing January 28, 2010	312,945
	Noranda Aluminum Acquisition
5,415	Term Loan, 2.25%, Maturing May 18, 2014	4,358,725
	Novelis, Inc.
958	Term Loan, 2.25%, Maturing June 28, 2014	880,645
2,484	Term Loan, 2.27%, Maturing June 28, 2014	2,284,621
	Oxbow Carbon and Mineral Holdings
3,950	Term Loan, 2.27%, Maturing May 8, 2014	3,721,296
377	Term Loan, 2.28%, Maturing May 8, 2014	354,963
	Tube City IMS Corp.
108	Term Loan, 2.53%, Maturing January 25, 2014	98,851

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
$870	Term Loan, 2.53%, Maturing January 25, 2014	$795,136

		$14,752,778

Oil and Gas — 3.2%
	Atlas Pipeline Partners, L.P.
$2,832	Term Loan, 6.75%, Maturing July 20, 2014	$2,775,442
	Big West Oil, LLC
543	Term Loan, 4.50%, Maturing May 1, 2014	509,126
683	Term Loan, 4.50%, Maturing May 1, 2014	640,044
	Citgo Petroleum Corp.
5,339	Term Loan, 1.75%, Maturing November 15, 2012	4,991,832
	Dresser, Inc.
2,815	Term Loan, 2.68%, Maturing May 4, 2014	2,647,096
	Dynegy Holdings, Inc.
669	Term Loan, 4.00%, Maturing April 2, 2013	645,506
9,126	Term Loan, 4.00%, Maturing April 2, 2013	8,809,297
	Energy Transfer Equity, L.P.
900	Term Loan, 2.21%, Maturing February 8, 2012	877,821
	Enterprise GP Holdings, L.P.
792	Term Loan, 2.66%, Maturing October 31, 2014	774,675
	Hercules Offshore, Inc.
5,016	Term Loan, 8.50%, Maturing July 6, 2013	4,928,118
	Niska Gas Storage
81	Term Loan, 1.99%, Maturing May 13, 2011	78,004
55	Term Loan, 2.00%, Maturing May 13, 2011	52,622
839	Term Loan, 1.99%, Maturing May 12, 2013	809,754
	Precision Drilling Corp.
1,000	Term Loan, 4.25%, Maturing December 23, 2013	985,000
3,850	Term Loan, 9.25%, Maturing September 30, 2014	3,878,875
	Targa Resources, Inc.
519	Term Loan, 2.25%, Maturing October 31, 2012	510,785
394	Term Loan, 2.28%, Maturing October 31, 2012	388,057
	Volnay Acquisition Co.
1,166	Term Loan, 4.31%, Maturing January 12, 2014	1,140,733

		$35,442,787

Publishing — 5.4%
	American Media Operations, Inc.
$6,005	Term Loan, 10.00%, Maturing January 31, 2013(4)	$5,434,269
	Aster Zweite Beteiligungs GmbH
1,000	Term Loan, Maturing September 27, 2013(2)	810,833
	Black Press US Partnership
349	Term Loan, 2.37%, Maturing August 2, 2013	178,151
575	Term Loan, 2.37%, Maturing August 2, 2013	293,425
	CanWest MediaWorks, Ltd.
2,076	Term Loan, 4.75%, Maturing July 10, 2014	1,136,411
	Dex Media West, LLC
1,032	Term Loan, 7.00%, Maturing October 24, 2014	887,868
	GateHouse Media Operating, Inc.
868	Term Loan, 2.25%, Maturing August 28, 2014	277,913
2,232	Term Loan, 2.25%, Maturing August 28, 2014	714,087
1,000	Term Loan, 2.50%, Maturing August 28, 2014	320,000
	Idearc, Inc.
9,846	Term Loan, 0.00%, Maturing November 17, 2014(3)	4,220,292

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Lamar Media Corp.
$1,973	Term Loan, 5.50%, Maturing September 30, 2012	$1,960,274
1,000	Term Loan, 5.50%, Maturing March 31, 2013	993,750
	Laureate Education, Inc.
797	Term Loan, 3.75%, Maturing August 17, 2014	723,765
5,313	Term Loan, 3.75%, Maturing August 17, 2014	4,823,795
1,000	Term Loan, Maturing August 31, 2014(2)	1,000,000
	Local Insight Regatta Holdings, Inc.
1,298	Term Loan, 6.25%, Maturing April 23, 2015	1,015,973
	MediaNews Group, Inc.
1,025	Term Loan, 6.75%, Maturing August 25, 2010	309,966
311	Term Loan, 6.75%, Maturing December 30, 2010	95,747
1,655	Term Loan, 6.75%, Maturing August 2, 2013	500,610
	Merrill Communications, LLC
1,594	Term Loan, 8.50%, Maturing December 24, 2012	1,287,103
	Nebraska Book Co., Inc.
477	Term Loan, 9.25%, Maturing March 4, 2011	477,036
1,746	Term Loan, 9.25%, Maturing March 4, 2011	1,745,800
	Nelson Education, Ltd.
343	Term Loan, 2.78%, Maturing July 5, 2014	291,550
	Newspaper Holdings, Inc.
310	Term Loan, 1.81%, Maturing July 24, 2014	170,621
	Nielsen Finance, LLC
11,056	Term Loan, 2.25%, Maturing August 9, 2013	10,362,365
1,990	Term Loan, 4.00%, Maturing May 1, 2016	1,885,525
	Penton Media, Inc.
977	Term Loan, 2.73%, Maturing February 1, 2013	672,807
	Philadelphia Newspapers, LLC
472	Term Loan, 0.00%, Maturing June 29, 2013(3)	99,131
	Reader’s Digest Association, Inc. (The)
1,701	DIP Loan, 9.67%, Maturing August 21, 2010(6)	1,764,305
2,306	Revolving Loan, 4.55%, Maturing March 3, 2014	1,063,439
5,258	Term Loan, 4.25%, Maturing March 3, 2014	2,425,101
469	Term Loan, 7.00%, Maturing March 3, 2014	216,515
	SGS International, Inc.
3,051	Term Loan, 2.80%, Maturing December 30, 2011	2,921,535
193	Term Loan, 2.80%, Maturing December 30, 2011	184,877
	Source Interlink Companies, Inc.
458	Term Loan, 7.25%, Maturing June 18, 2013	377,834
236	Term Loan, 15.00%, Maturing June 18, 2013(4)	42,481
	Source Media, Inc.
633	Term Loan, 5.29%, Maturing November 8, 2011	477,682
	Star Tribune Co. (The)
1,086	Term Loan, 0.00%, Maturing March 5, 2014(3)	296,908
	TL Acquisitions, Inc.
1,372	Term Loan, 2.75%, Maturing July 5, 2014	1,241,660
	Tribune Co.
3,414	Term Loan, 0.00%, Maturing April 10, 2010(3)	1,684,014
1,975	Term Loan, 0.00%, Maturing May 17, 2014(3)	955,418
	Xsys, Inc.
132	Term Loan, 2.89%, Maturing September 27, 2013	107,052
597	Term Loan, 2.89%, Maturing September 27, 2013	484,242
135	Term Loan, 2.89%, Maturing September 27, 2014	109,345
639	Term Loan, 2.89%, Maturing September 27, 2014	517,759

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Yell Group, PLC
$4,350	Term Loan, 3.28%, Maturing February 10, 2013	$3,420,966

		$60,980,200

Radio and Television — 3.6%
	Block Communications, Inc.
$1,132	Term Loan, 2.28%, Maturing December 22, 2011	$1,036,156
	Citadel Broadcasting Corp.
5,475	Term Loan, 2.16%, Maturing June 12, 2014	3,583,387
	CMP Susquehanna Corp.
1,564	Term Loan, 2.25%, Maturing May 5, 2013	1,078,085
	Cumulus Media, Inc.
1,209	Term Loan, 4.24%, Maturing June 11, 2014	922,169
	Discovery Communications, Inc.
2,493	Term Loan, 2.28%, Maturing April 30, 2014	2,430,309
	Emmis Operating Co.
1,397	Term Loan, 4.28%, Maturing November 2, 2013	977,820
	Gray Television, Inc.
1,540	Term Loan, 3.76%, Maturing January 19, 2015	1,270,523
	HIT Entertainment, Inc.
1,304	Term Loan, 2.73%, Maturing March 20, 2012	1,128,263
	Intelsat Corp.
656	Term Loan, 2.75%, Maturing January 3, 2014	626,015
656	Term Loan, 2.75%, Maturing January 3, 2014	626,015
657	Term Loan, 2.75%, Maturing January 3, 2014	626,206
4,177	Term Loan, 2.75%, Maturing January 3, 2014	3,982,858
4,177	Term Loan, 2.75%, Maturing January 3, 2014	3,982,858
4,178	Term Loan, 2.75%, Maturing January 3, 2014	3,984,071
	Ion Media Networks, Inc.
33	DIP Loan, 10.17%, Maturing May 29, 2010(6)	48,151
250	Term Loan, 0.00%, Maturing January 15, 2012(3)	55,833
	LBI Media, Inc.
241	Term Loan, 1.75%, Maturing March 31, 2012	200,237
	Live Nation Worldwide, Inc.
737	Term Loan, 3.52%, Maturing December 21, 2013	693,048
	Local TV Finance, LLC
978	Term Loan, 2.25%, Maturing May 7, 2013	770,596
	NEP II, Inc.
804	Term Loan, 2.53%, Maturing February 16, 2014	744,035
	Nexstar Broadcasting, Inc.
154	Term Loan, 2.03%, Maturing October 1, 2012	134,467
146	Term Loan, 2.24%, Maturing October 1, 2012	127,148
	Raycom TV Broadcasting, LLC
1,800	Term Loan, 1.75%, Maturing June 25, 2014	1,494,000
	SFX Entertainment
109	Term Loan, 3.51%, Maturing June 21, 2013	102,324
	Sirius Satellite Radio, Inc.
490	Term Loan, 2.56%, Maturing December 19, 2012	453,454
	Spanish Broadcasting System, Inc.
844	Term Loan, 2.04%, Maturing June 10, 2012	611,963
	Univision Communications, Inc.
8,917	Term Loan, 2.53%, Maturing September 29, 2014	7,573,594
	Young Broadcasting, Inc.
523	Term Loan, 0.00%, Maturing November 3, 2012(3)	279,985

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
$705	Term Loan, 0.00%, Maturing November 3, 2012(3)	$377,270

		$39,920,840

Rail Industries — 0.3%
	Kansas City Southern Railway Co.
$3,791	Term Loan, 2.14%, Maturing April 26, 2013	$3,563,878

		$3,563,878

Retailers (Except Food and Drug) — 2.0%
	Amscan Holdings, Inc.
$643	Term Loan, 2.65%, Maturing May 25, 2013	$574,306
	Cumberland Farms, Inc.
1,453	Term Loan, 2.26%, Maturing September 29, 2013	1,329,349
	Educate, Inc.
58	Term Loan, 2.91%, Maturing June 14, 2013	54,778
	FTD, Inc.
1,204	Term Loan, 6.75%, Maturing July 31, 2014	1,199,250
	Harbor Freight Tools USA, Inc.
1,506	Term Loan, 9.75%, Maturing July 15, 2010	1,517,458
	Josten’s Corp.
1,718	Term Loan, 2.32%, Maturing October 4, 2011	1,709,540
	Mapco Express, Inc.
1,466	Term Loan, 5.75%, Maturing April 28, 2011	1,350,210
	Neiman Marcus Group, Inc.
3,084	Term Loan, 2.30%, Maturing April 5, 2013	2,676,663
	Orbitz Worldwide, Inc.
833	Term Loan, 3.28%, Maturing July 25, 2014	738,663
	Oriental Trading Co., Inc.
1,883	Term Loan, 9.75%, Maturing July 31, 2013	1,553,788
	Pep Boys - Manny, Moe, & Jack (The)
1,471	Term Loan, 2.36%, Maturing January 27, 2011	1,398,957
	Rent-A-Center, Inc.
1,450	Term Loan, 2.00%, Maturing November 15, 2012	1,420,928
	Rover Acquisition Corp.
1,724	Term Loan, 2.57%, Maturing October 26, 2013	1,672,532
	Savers, Inc.
111	Term Loan, 3.01%, Maturing August 11, 2012	107,185
122	Term Loan, 3.01%, Maturing August 11, 2012	117,273
	Yankee Candle Company, Inc. (The)
4,995	Term Loan, 2.25%, Maturing February 6, 2014	4,717,936

		$22,138,816

Steel — 0.3%
	Algoma Acquisition Corp.
$2,780	Term Loan, 8.00%, Maturing June 20, 2013	$2,658,806
	Niagara Corp.
1,967	Term Loan, 9.25%, Maturing June 29, 2014	914,794

		$3,573,600

Surface Transport — 0.6%
	Gainey Corp.
$945	Term Loan, 0.00%, Maturing April 20, 2012(3)	$165,324
	Oshkosh Truck Corp.
5,087	Term Loan, 6.42%, Maturing December 6, 2013	5,092,552

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Swift Transportation Co., Inc.
$1,874	Term Loan, 3.56%, Maturing May 10, 2014	$1,712,940

		$6,970,816

Telecommunications — 2.3%
	Alaska Communications Systems Holdings, Inc.
$332	Term Loan, 2.03%, Maturing February 1, 2012	$319,574
1,361	Term Loan, 2.03%, Maturing February 1, 2012	1,311,453
	Asurion Corp.
6,250	Term Loan, 3.25%, Maturing July 13, 2012	5,984,375
	Cellular South, Inc.
375	Term Loan, 2.00%, Maturing May 29, 2014	361,406
1,103	Term Loan, 2.00%, Maturing May 29, 2014	1,062,534
	Centennial Cellular Operating Co., LLC
290	Term Loan, 2.25%, Maturing February 9, 2011	288,084
	CommScope, Inc.
4,765	Term Loan, 2.78%, Maturing November 19, 2014	4,672,409
	Crown Castle Operating Co.
1,858	Term Loan, 1.78%, Maturing January 9, 2014	1,765,332
	Intelsat Subsidiary Holding Co.
2,267	Term Loan, 2.75%, Maturing July 3, 2013	2,178,157
	Iowa Telecommunications Services
1,450	Term Loan, 2.04%, Maturing November 23, 2011	1,399,250
	IPC Systems, Inc.
1,297	Term Loan, 2.52%, Maturing May 31, 2014	1,063,782
	NTelos, Inc.
2,000	Term Loan, 5.75%, Maturing August 13, 2015	2,014,166
	Palm, Inc.
992	Term Loan, 3.79%, Maturing April 24, 2014	896,886
	Stratos Global Corp.
186	Term Loan, 2.78%, Maturing February 13, 2012	180,420
	Telesat Canada, Inc.
113	Term Loan, 3.25%, Maturing October 22, 2014	109,290
1,319	Term Loan, 3.25%, Maturing October 22, 2014	1,272,439
	Windstream Corp.
806	Term Loan, 1.97%, Maturing July 17, 2013	787,222

		$25,666,779

Utilities — 2.9%
	AEI Finance Holding, LLC
$249	Term Loan, 3.25%, Maturing March 30, 2012	$226,001
1,881	Term Loan, 3.28%, Maturing March 30, 2014	1,709,179
	Astoria Generating Co.
836	Term Loan, 2.04%, Maturing February 23, 2013	798,314
	BRSP, LLC
1,000	Term Loan, 7.50%, Maturing June 24, 2014	947,500
	Calpine Corp.
8,430	DIP Loan, 3.17%, Maturing March 29, 2014	7,705,941
	Covanta Energy Corp.
1,258	Term Loan, 1.75%, Maturing February 9, 2014	1,202,579
635	Term Loan, 1.79%, Maturing February 9, 2014	607,367
	NRG Energy, Inc.
4,581	Term Loan, 2.02%, Maturing June 1, 2014	4,360,060
4,463	Term Loan, 2.03%, Maturing June 1, 2014	4,247,086

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	NSG Holdings, LLC
$114	Term Loan, 1.80%, Maturing June 15, 2014	$108,763
683	Term Loan, 1.80%, Maturing June 15, 2014	648,591
	TXU Texas Competitive Electric Holdings Co., LLC
997	Term Loan, 3.75%, Maturing October 10, 2014	791,980
3,301	Term Loan, 3.75%, Maturing October 10, 2014	2,607,845
3,540	Term Loan, 3.75%, Maturing October 10, 2014	2,811,888
	USPF Holdings, LLC
884	Term Loan, 2.00%, Maturing April 11, 2014	843,935
	Vulcan Energy Corp.
777	Term Loan, 5.50%, Maturing July 23, 2010	774,898
2,185	Term Loan, Maturing December 31, 2015(2)	2,204,296

		$32,596,223

Total Senior Floating-Rate Interests (identified cost $1,107,562,586)		$1,068,859,474

Corporate Bonds & Notes — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
Containers and Glass Products — 0.1%
	Berry Plastics Corp., Sr. Notes, Variable Rate
$1,000	5.259%, 2/15/15	$925,000

		$925,000

Electronics/Electrical — 0.0%
	NXP BV/NXP Funding, LLC, Variable Rate
$300	3.259%, 10/15/13	$217,875

		$217,875

Telecommunications — 0.0%
	Qwest Corp., Sr. Notes, Variable Rate
$300	3.549%, 6/15/13	$282,000

		$282,000

Total Corporate Bonds & Notes (identified cost $1,553,544)		$1,424,875

Common Stocks — 0.0%

Shares	Security	Value
Hotels, Restaurants & Leisure — 0.0%
20,871	Buffets, Inc.(7)	$99,137

		$99,137

Publishing — 0.0%
1,145	Source Interlink Companies, Inc.(5)(7)	$4,637

		$4,637

Total Common Stocks (identified cost $42,347)		$103,774

Short-Term Investments — 8.0%

Time Deposits — 3.5%

Principal
Amount
(000’s omitted)	Description	Value
$8,522	BNP Paribas Finance, Inc., 0.01%, 10/14/09	$8,521,600
12,000	Societe Generale North America, Inc., 0.08%, 10/1/09	12,000,000
18,542	State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/09	18,542,033

Total Time Deposits (identified cost $39,063,633)		$39,063,633

U.S. Government Agencies — 4.5%

Principal
Amount
(000’s omitted)	Security	Value
$6,082	Federal Home Loan Bank, Discount Note, 0.01%, 10/2/09	$6,081,978
45,000	Federal Home Loan Bank, Discount Note, 0.01%, 10/7/09	44,999,029

Total U.S. Government Agencies (identified cost $51,081,007)		$51,081,007

Total Short-Term Investments (identified cost $90,144,640)		$90,144,640

Total Investments — 103.2% (identified cost $1,199,303,117)		$1,160,532,763

Less Unfunded Loan Commitments — (0.0)%		$(577,914)

Net Investments — 103.2% (identified cost $1,198,725,203)		$1,159,954,849

Other Assets, Less Liabilities — (3.2)%		$(35,581,589)

Net Assets — 100.0%		$1,124,373,260

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

REIT	-	Real Estate Investment Trust

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		This Senior Loan will settle after September 30, 2009, at which time the interest rate will be determined.

(3)		Currently the issuer is in default with respect to interest payments.

(4)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(7)		Non-income producing security.

The Fund did not have any financial instruments outstanding at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,199,009,963

Gross unrealized appreciation	$38,485,594
Gross unrealized depreciation	(77,540,708)

Net unrealized depreciation	$(39,055,114)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Assets Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,068,107,268	$174,292	$1,068,281,560
Corporate Bonds & Notes	—	1,424,875	—	1,424,875
Common Stocks	—	99,137	4,637	103,774
Short-Term Investments	—	90,144,640	—	90,144,640

Total Investments	$—	$1,159,775,920	$178,929	$1,159,954,849

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior
	Floating-Rate	Investments in
	Interests	Common Stocks	Total

Balance as of December 31, 2008	$547,824	$—	$547,824
Realized gains (losses)	349	—	349
Change in net unrealized appreciation (depreciation)	(142,114)	(11,621)	(153,735)
Net purchases (sales)	(21,480)	16,258	(5,222)
Accrued discount (premium)	23,232	—	23,232
Net transfer to (from) Level 3	(233,519)	—	(233,519)

Balance as of September 30, 2009	$174,292	$4,637	$178,929

Change in net unrealized appreciation (depreciation) on investments still held as of September 30, 2009	$(14,262)	$(11,621)	$(25,883)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance VT Worldwide Health Sciences Fund	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.75%

			Percentage
Security	Shares	Value	of Net Assets
Major Capitalization - Europe — 16.03%(1)
Merck KGaA	5,300	$525,982	3.03%
Novartis AG	11,300	567,607	3.27
Roche Holding AG	4,600	743,768	4.29
Shire PLC ADR	11,800	617,022	3.55
Teva Pharmaceutical Industries, Ltd. ADR	6,500	328,640	1.89

		$2,783,019	16.03%

Major Capitalization - Far East — 2.86%(1)
Shionogi & Co., Ltd.	21,000	$496,763	2.86%

		$496,763	2.86%

Major Capitalization - North America — 38.99%(1)
Allergan, Inc.	6,300	$357,588	2.06%
Amgen, Inc.(2)	9,300	560,139	3.23
Baxter International, Inc.	9,200	524,492	3.02
Biogen Idec, Inc.(2)	12,800	646,656	3.73
Bristol-Myers Squibb Co.	30,500	686,860	3.96
Genzyme Corp.(2)	12,000	680,760	3.92
Gilead Sciences, Inc.(2)	13,100	610,198	3.52
Hospira, Inc.(2)	4,000	178,400	1.03
Johnson & Johnson	14,000	852,460	4.91
St. Jude Medical, Inc.(2)	2,500	97,525	0.56
Thermo Fisher Scientific, Inc.(2)	8,200	358,094	2.06
Vertex Pharmaceuticals, Inc.(2)	19,000	720,100	4.15
Wyeth	10,200	495,516	2.85

		$6,768,788	38.99%

Small & Mid Capitalization - Europe — 4.42%(1)
Elan Corp. PLC ADR(2)	55,000	$391,050	2.25%
Genmab AS(2)	4,300	111,204	0.64
Nobel Biocare Holding AG	8,000	264,901	1.53

		$767,155	4.42%

Small & Mid Capitalization - Far East — 6.03%(1)
Nichi-Iko Pharmaceutical Co., Ltd.	11,000	$354,407	2.04%
Sawai Pharmaceutical Co., Ltd.	6,000	347,532	2.01
Towa Pharmaceutical Co., Ltd.	7,000	343,757	1.98

		$1,045,696	6.03%

Small & Mid Capitalization - North America — 28.42%(1)
Alexion Pharmaceuticals, Inc.(2)	9,400	$418,676	2.41%
Align Technology, Inc.(2)	20,200	287,244	1.66
Allos Therapeutics, Inc.(2)	17,500	126,875	0.73
BioMarin Pharmaceutical, Inc.(2)	17,300	312,784	1.80
Cubist Pharmaceuticals, Inc.(2)	16,500	333,300	1.92
Dendreon Corp.(2)	8,500	237,915	1.37
Endo Pharmaceuticals Holdings, Inc.(2)	25,400	574,802	3.31
Genomic Health, Inc.(2)	9,400	205,484	1.18
Gen-Probe, Inc.(2)	7,900	327,376	1.89
InterMune, Inc.(2)	13,200	210,276	1.21
Masimo Corp.(2)	14,000	366,800	2.11
Medicines Co.(2)	12,900	142,029	0.82
Mylan, Inc.(2)	32,500	520,325	3.00
NPS Pharmaceuticals, Inc.(2)	45,000	180,900	1.04
OSI Pharmaceuticals, Inc.(2)	8,100	285,930	1.65

1

			Percentage
Security	Shares	Value	of Net Assets
United Therapeutics Corp.(2)	8,200	$401,718	2.31%

		$4,932,434	28.42%

Total Common Stocks (identified cost $15,484,361)		$16,793,855

Short-Term Investments — 3.80%

	Principal
	Amount		Percentage
Description	(000’s Omitted)	Value	of Net Assets
Societe Generale North America, Inc., Time Deposit, 0.08%, 10/1/09	$660	$660,000	3.80%

Total Short-Term Investments (identified cost $660,000)		$660,000

Total Investments (identified cost $16,144,361)		$17,453,855	100.55%

Other Assets, Less Liabilities		$(95,077)	(0.55)%

Net Assets		$17,358,778	100.00%

ADR	-	American Depositary Receipt

(1)		Major capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)		Non-income producing security.

Country Concentration

	Percentage
Country	of Net Assets	Value
United States	71.21%	$12,361,222
Switzerland	9.08	1,576,276
Japan	8.89	1,542,459
United Kingdom	3.56	617,022
Germany	3.03	525,982
Ireland	2.25	391,050
Israel	1.89	328,640
Denmark	0.64	111,204

Total Investments	100.55%	$17,453,855

The Fund did not have any open financial instruments at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$16,159,111

Gross unrealized appreciation	$2,802,837
Gross unrealized depreciation	(1,508,093)

Net unrealized appreciation	$1,294,744

2

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Priced in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Major Capitalization - Europe	$945,662	$1,837,357		$—	$2,783,019
Major Capitalization - Far East	—	496,763		—	496,763
Major Capitalization - North America	6,768,788	—		—	6,768,788
Small & Mid Capitalization - Europe	391,050	376,105		—	767,155
Small & Mid Capitalization - Far East	—	1,045,696		—	1,045,696
Small & Mid Capitalization - North America	4,932,434	—		—	4,932,434

Total Common Stocks	$13,037,934	$3,755,921	*	$—	$16,793,855
Short-Term Investments	—	660,000		—	660,000

Total Investments	$13,037,934	$4,415,921		$—	$17,453,855

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance VT Large-Cap Value Fund	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 77.6%

Security	Shares	Value
Aerospace & Defense — 3.4%
General Dynamics Corp.	5,819	$375,907
Lockheed Martin Corp.	4,124	322,002
United Technologies Corp.	10,429	635,439

		$1,333,348

Beverages — 0.9%
PepsiCo, Inc.	5,975	$350,494

		$350,494

Biotechnology — 0.7%
Amgen, Inc.(1)	4,326	$260,555

		$260,555

Capital Markets — 3.1%
Franklin Resources, Inc.	2,918	$293,551
Goldman Sachs Group, Inc.	3,686	679,514
Northern Trust Corp.	4,324	251,484

		$1,224,549

Chemicals — 0.6%
Air Products and Chemicals, Inc.	3,243	$251,592

		$251,592

Commercial Banks — 5.0%
Fifth Third Bancorp	15,752	$159,568
PNC Financial Services Group, Inc.	15,752	765,390
U.S. Bancorp	10,810	236,306
Wells Fargo & Co.	29,332	826,576

		$1,987,840

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	15,209	$453,532

		$453,532

Communications Equipment — 1.2%
Cisco Systems, Inc.(1)	10,321	$242,956
Telefonaktiebolaget LM Ericsson ADR	21,468	215,110

		$458,066

Computers & Peripherals — 2.8%
Hewlett-Packard Co.	13,718	$647,627
International Business Machines Corp.	3,882	464,326

		$1,111,953

Consumer Finance — 1.6%
American Express Co.	5,421	$183,772
Capital One Financial Corp.	12,972	463,489

		$647,261

Diversified Financial Services — 4.3%
Bank of America Corp.	47,800	$808,776
JPMorgan Chase & Co.	20,641	904,489

		$1,713,265

Diversified Telecommunication Services — 3.4%
AT&T, Inc.	28,246	$762,924
Verizon Communications, Inc.	19,011	575,463

		$1,338,387

1

Security	Shares	Value
Electric Utilities — 1.1%
American Electric Power Co., Inc.	8,691	$269,334
FirstEnergy Corp.	3,802	173,828

		$443,162

Electrical Equipment — 0.5%
Emerson Electric Co.	4,864	$194,949

		$194,949

Energy Equipment & Services — 1.4%
Diamond Offshore Drilling, Inc.	2,173	$207,565
Transocean, Ltd.(1)	3,985	340,837

		$548,402

Food & Staples Retailing — 1.7%
CVS Caremark Corp.	12,628	$451,325
Wal-Mart Stores, Inc.	4,889	240,001

		$691,326

Food Products — 1.4%
Nestle SA	12,985	$554,338

		$554,338

Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp.(1)	20,641	$218,588
Covidien PLC	6,486	280,585

		$499,173

Health Care Providers & Services — 0.9%
Aetna, Inc.	6,518	$181,396
UnitedHealth Group, Inc.	6,518	163,211

		$344,607

Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	6,953	$231,396
McDonald’s Corp.	10,549	602,031

		$833,427

Industrial Conglomerates — 0.9%
General Electric Co.	21,727	$356,757

		$356,757

Insurance — 4.0%
ACE, Ltd.	4,345	$232,284
Lincoln National Corp.	9,242	239,460
MetLife, Inc.	8,691	330,866
Prudential Financial, Inc.	13,036	650,627
Travelers Companies, Inc. (The)	3,071	151,185

		$1,604,422

IT Services — 0.7%
MasterCard, Inc., Class A	1,474	$297,969

		$297,969

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.(1)	3,802	$166,033

		$166,033

Machinery — 0.5%
Deere & Co.	4,324	$185,586

		$185,586

2

Security	Shares	Value
Media — 0.4%
Walt Disney Co. (The)	5,798	$159,213

		$159,213

Metals & Mining — 2.3%
BHP Billiton, Ltd. ADR	5,405	$356,784
Freeport-McMoRan Copper & Gold, Inc.	4,889	335,434
Nucor Corp.	4,997	234,909

		$927,127

Multi-Utilities — 2.0%
PG&E Corp.	7,605	$307,926
Public Service Enterprise Group, Inc.	15,209	478,171

		$786,097

Multiline Retail — 0.8%
Target Corp.	6,953	$324,566

		$324,566

Oil, Gas & Consumable Fuels — 13.1%
Anadarko Petroleum Corp.	13,036	$817,748
Apache Corp.	2,716	249,410
Chevron Corp.	10,864	765,152
Exxon Mobil Corp.	10,864	745,379
Hess Corp.	11,298	603,991
Occidental Petroleum Corp.	10,538	826,179
Peabody Energy Corp.	4,780	177,912
Total SA ADR	13,365	792,010
XTO Energy, Inc.	4,997	206,476

		$5,184,257

Pharmaceuticals — 4.2%
Abbott Laboratories	9,777	$483,668
Bristol-Myers Squibb Co.	10,810	243,441
Merck & Co., Inc.	8,648	273,537
Pfizer, Inc.	39,109	647,254

		$1,647,900

Real Estate Investment Trusts (REITs) — 2.1%
AvalonBay Communities, Inc.	4,324	$314,485
Boston Properties, Inc.	4,671	306,184
Equity Residential	6,500	199,550

		$820,219

Road & Rail — 1.2%
Burlington Northern Santa Fe Corp.	6,192	$494,307

		$494,307

Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc.	13,085	$175,339
Intel Corp.	10,833	212,002

		$387,341

Software — 1.3%
Microsoft Corp.	13,362	$345,942
Oracle Corp.	7,713	160,739

		$506,681

Specialty Retail — 3.1%
Best Buy Co., Inc.	15,426	$578,784
Staples, Inc.	17,382	403,610
TJX Companies, Inc. (The)	6,486	240,955

		$1,223,349

3

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.1%
Nike, Inc., Class B	6,612	$427,796

		$427,796

Total Common Stocks (identified cost $27,276,652)		$30,739,846

Total Investments — 77.6% (identified cost $27,276,652)		$30,739,846

Other Assets, Less Liabilities — 22.4%		$8,863,844

Net Assets — 100.0%		$39,603,690

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

4

The Fund did not have any open financial instruments at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$27,368,442

Gross unrealized appreciation	$3,949,924
Gross unrealized depreciation	(578,520)

Net unrealized appreciation	$3,371,404

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Priced in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$2,968,351	$—		$—	$2,968,351
Consumer Staples	1,041,819	554,338		—	1,596,157
Energy	5,732,659	—		—	5,732,659
Financials	7,997,556	—		—	7,997,556
Health Care	2,918,267	—		—	2,918,267
Industrials	3,018,481	—		—	3,018,481
Information Technology	2,762,010	—		—	2,762,010
Materials	1,178,719	—		—	1,178,719
Telecommunication Services	1,338,387	—		—	1,338,387
Utilities	1,229,259	—		—	1,229,259

Total Common Stocks	$30,185,508	$554,338	*	$—	$30,739,846

Total Investments	$30,185,508	$554,338		$—	$30,739,846

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009